Note 12 Other comprehensive income, changes in gains or losses (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	[1]	€ (809)	€ 1,274
Valuation gains and losses		(166)	(3,049)	[1]
Amounts transferred to income		0	20	[1]
Income tax and other		32	946	[1]
Other comprehensive income changes in gains and losses		(943)	(809)	[1]
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses		(1,194)	(1,079)
Valuation gains and losses		123	(112)
Amounts transferred to reserves		(9)	(2)
Income tax and other		3	(1)
Other comprehensive income changes in gains and losses		€ (1,077)	€ (1,194)

[1]	(1) Figures restated due to the application of IFRS 17 (see Notes 1.3 and 2.1)